Income taxes	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Income taxes
6. Income taxes
The following table provides a breakdown for income taxes:

	For the six months ended June 30,
(€ thousands)	2026	2025
Current taxes	(25,497)	(26,459)
Deferred taxes	7,445	6,343
Income taxes	(18,052)	(20,116)
Income taxes for the six months ended June 30, 2026 and 2025 amounted to €18,052 thousand and €20,116 thousand, respectively, of which €16,409 thousand and €18,826 thousand, respectively, related to general corporate income taxes in Italy (the Italian Corporate Income Tax (“IRES”)) and other countries in which the Group operates, and €1,643 thousand and €1,290 thousand, respectively, related to the Italian Regional Income Tax (“IRAP”), which is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, the cost of fixed term employees, credit losses and any interest included in lease payments. For each of the six months ended June 30, 2026 and 2025, the applicable IRAP rate was 5.6% for the Parent Company and 3.9% for the other Italian entities of the Group.
The effective tax rate for the six months ended June 30, 2026 and 2025 was 38.8% and 29.6%, respectively. The increase in the effective tax rate was primarily attributable to non-deductible costs of €3,877 thousand in the current year relating to the remeasurement of the liability for put options held by non-controlling interests in Thom Browne, compared to non-taxable income of €28,266 thousand in the prior-year period.
The Pillar Two legislative tax framework introduced by the Organisation for Economic Co-operation and Development (“OECD”), which aims to ensure large multinational corporations pay a minimum level of tax on the income arising in each of the jurisdictions where they operate, has subsequently and progressively been enacted into local tax legislation in many countries around the world. Considering that the Group’s ultimate parent Company is tax resident in Italy and the Italian tax authorities have enacted new tax legislation to implement the Pillar Two framework, the global minimum top-up tax must be applied with respect to all subsidiaries of the Group starting from January 1, 2024. The application of the Pillar Two tax rules has not had a material impact on the Group and has been limited to certain operations abroad where the Pillar Two transitional safe harbor does not apply and the Pillar Two effective tax rate is below 15 percent.